Share-based Payments - Summary of Share-based Payment Arrangements Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	$ (4.4)	$ (9.1)	$ (6.9)
Total included in profit or loss for the year	$ (4.4)	$ (9.1)	$ (6.9)